EMPLOYEE BENEFITS - Net employee benefits expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Employee benefits [Abstract]
Service cost	$ 557	$ 921
Interest cost	971	986
Total	1,528	1,907
Post-employment benefit expense, defined contribution plans	12,368	11,471
Net employee benefits expense	$ 13,896	$ 13,378